Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	June 30, 2024	December 31, 2023
	U.S. $ in thousands
Finished goods	$95,670	$86,908
Work-in-process	9,870	9,871
Raw materials	90,965	96,197
	$196,505	$192,976